Label	Element	Value
Innovator Growth-100 Power Buffer ETF - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: 4.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.40%
Innovator Growth-100 Power Buffer ETF - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: 479.11 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.30%
Innovator Growth-100 Power Buffer ETF - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: 556.73 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)
Innovator Growth-100 Power Buffer ETF - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: 407.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)